Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 1,056,478	$ 144,736	¥ 1,297,619	¥ 1,179,658